Leases - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 1,079,860
2021	70,080
Total undiscounted lease payments	1,149,939
Less: imputed interest	(28,546)
Total lease liabilities	$ 1,121,393